As filed with the Securities and Exchange Commission on June 30, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

701 Westchester Avenue, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

Item 1. Schedule of Investments.

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
Schedule of Investments - April 30, 2005 (Unaudited)
	Shares or
COMMON STOCKS - 58.6% +	Principal Amount	Value

Aerospace & Defense - 1.6% +
Ace Aviation Holdings, Inc. (a)(c) ^	13,777	$378,832
Armor Holdings, Inc. (a) ^	6,680	233,867
Herley Industries, Inc. (a) ^	1,000	18,130
Kaman Corp. ^	10,000	128,800
Rockwell Collins, Inc. ^	6,900	316,572
Sequa Corp. (a) ^	2,000	103,500
United Defense Industries, Inc. ^	5,000	369,900
		1,549,601
Air Freight & Logistics - 0.4% +
UTI Worldwide, Inc. (c) ^	5,400	346,356

Airlines - 0.2% +
ExpressJet Holdings, Inc. (a) ^	22,410	199,001

Beverages - 0.7% +
Allied Domecq Plc ADR ^	7,000	366,660
Constellation Brands, Inc. - Class A (a) ^	6,130	323,112
		689,772
Biotechnology - 0.9% +
Biosource International, Inc. (a) ^	1,000	9,900
Celgene Corp. (a) ^	9,800	371,518
Gen-Probe, Inc. (a) ^	7,300	366,387
Invitrogen Corp. (a) ^	2,040	149,471
Transkaryotic Therapies, Inc. (a) ^	300	10,164
		907,440
Building Products - 0.1% +
Griffon Corp. (a) ^	2,000	38,380
Water Pik Technologies, Inc. (a) ^	3,000	56,460
		94,840
Capital Markets - 1.9% +
Affiliated Managers Group, Inc. (a) ^	2,990	186,965
BlackRock, Inc. ^	4,300	322,328
Franklin Resources, Inc. ^	3,730	256,176
Investors Financial Services Corp. ^	6,300	264,285
Legg Mason, Inc. ^	4,300	304,698
Nuveen Investments, Inc. ^	10,000	339,900
State Street Corp. ^	4,340	200,638
		1,874,990
Chemicals - 0.3% +
Sensient Technologies Corp. ^	3,000	60,030
The Dow Chemical Co. ^	5,970	274,202
		334,232
Coal - 2.0% +
International Coal Group, Inc. (a) ^	138,622	1,940,708
James River Coal Co. (a) ^	454	13,511
Lexington Coal (a) ^	124,309	37,293
		1,991,512
Commercial Banks - 0.8% +
Bank of America Corp. ^	6,680	300,867
UCBH Holdings, Inc. ^	13,160	207,007
Wachovia Corp. ^	4,570	233,893
		741,767
Commercial Physical And Biological Research - 0.0% +
Life Sciences Research, Inc. (a) ^	300	3,870

Commercial Services & Supplies - 1.8% +
Copart, Inc. (a) ^	12,900	279,672
HNI Corp. ^	3,970	201,120
Insurance Auto Auctions, Inc. (a) ^	15,000	423,000
ITT Educational Services, Inc. (a) ^	6,900	317,262
John H. Harland Co. ^	3,780	136,080
Manpower, Inc. ^	3,450	132,997
Resources Connection, Inc. (a) ^	16,460	314,551
		1,804,682
Communications Equipment - 0.6% +
ADC Telecommunications, Inc. (a) ^	65,540	148,776
FalconStor Software, Inc. (a) ^	4,000	22,680
Harris Corp. ^	6,650	187,530
Juniper Networks, Inc. (a) ^	11,750	265,432
		624,418
Computer Storage Devices - 0.1% +
Xyratex Ltd. (a)(c) ^	5,070	84,263

Computers & Peripherals - 0.6% +
Creo, Inc. (a) ^	23,000	368,460
Network Appliance, Inc. (a) ^	9,400	250,322
		618,782

Consulting Services - 1.0% +
Washington Group International, Inc. (a) ^	23,993	994,030

Consumer Finance - 0.2% +
American Express Co. ^	4,600	242,420

Containers & Packaging - 0.3% +
Owens-Illinois, Inc. (a) ^	13,800	338,376

Crushed And Broken Limestone - 0.0% +
Oglebay Norton Co. (a) ^	813	10,894

Diversified Financial Services - 0.4% +
Chicago Mercantile Exchange Holdings, Inc. ^	2,000	391,040
GATX Corp. ^	1,000	32,720
		423,760
Diversified Telecommunication Services - 1.4% +
AT&T Corp. ^	12,120	231,856
Manitoba Telecom Services, Inc. (c) ^	3,546	133,295
MCI, Inc. (a) ^	40,015	1,061,598
		1,426,749
Electric Utilities - 0.1% +
NSTAR ^	1,000	54,140

Electrical Equipment - 0.7% +
Cooper Industries Ltd. (c) ^	3,500	222,810
Penn Engineering & Manufacturing Corp. ^	12,000	217,320
Rockwell Automation, Inc. ^	2,070	95,696
S.L. Industries, Inc. (a) ^	1,300	19,240
The Lamson & Sessions Co. (a) ^	5,000	47,300
Thomas & Betts Corp. (a) ^	3,000	93,360
		695,726
Electronic Equipment & Instruments - 0.5% +
Amphenol Corp. ^	3,870	152,633
Flextronics International Ltd. (a)(c) ^	8,650	96,447
Flir Systems, Inc. (a) ^	8,800	234,080
		483,160
Food & Staples Retailing - 1.1% +
7-Eleven, Inc. (a) ^	16,000	374,240
Costco Wholesale Corp. ^	6,040	245,103
Rite Aid Corp. (a) ^	13,246	48,083
The Topps Co., Inc. ^	12,000	103,440
Whole Foods Market, Inc. ^	3,500	349,020
		1,119,886
Food Products - 3.6% +
Bunge Ltd. (c) ^	6,490	368,632
Chiquita Brands International, Inc. ^	21,904	548,695
Dreyer's Grand Ice Cream Holdings, Inc. ^	8,000	647,280
General Mills, Inc. ^	3,930	194,142
Hershey Foods Corp. ^	6,350	405,765
H.J. Heinz Co. ^	2,000	73,700
Imperial Sugar Co. ^	83,858	1,112,796
Interstate Bakeries (a) ^	39,345	204,594
		3,555,604
Health Care Equipment & Supplies - 3.2% +
Bausch & Lomb, Inc. ^	3,430	257,250
Becton, Dickinson & Co. ^	2,560	149,811
Closure Medical Corp. (a) ^	25,000	672,250
Cooper Cos., Inc. ^	4,300	290,465
CTI Molecular Imaging, Inc. (a) ^	19,000	390,070
DJ Orthopedics, Inc. (a) ^	1,000	25,150
Edwards Lifesciences Corp. (a) ^	8,120	357,605
Guidant Corp. ^	1,000	74,080
Inamed Corp. (a) ^	3,000	182,520
Kinetic Concepts, Inc. (a) ^	5,700	350,265
PerkinElmer, Inc. ^	9,670	178,895
Waters Corp. (a) ^	6,600	261,558
		3,189,919
Health Care Providers & Services - 3.5% +
Accredo Health, Inc. (a) ^	1,500	67,950
Alderwoods Group, Inc. (a) ^	25,192	328,756
Beverly Enterprises, Inc. (a) ^	20,000	234,400
Covance, Inc. (a) ^	11,330	517,101
Coventry Health Care, Inc. (a) ^	4,600	314,778
DaVita, Inc. (a) ^	7,700	310,310
Kindred Healthcare, Inc. (a) ^	5,940	195,426
Patterson Cos., Inc. (a) ^	6,500	328,575
Pharmaceutical Product Development, Inc. (a) ^	7,400	335,812
Psychiatric Solutions, Inc. (a) ^	4,410	189,718
Sierra Health Services, Inc. (a) ^	4,670	302,102
Wellpoint, Inc. (a) ^	2,610	333,428
		3,458,356
Hotels, Restaurants & Leisure - 3.3% +
Aztar Corp. (a) ^	6,000	163,860
Boyd Gaming Corp. ^	8,400	443,352
Caesars Entertainment, Inc. (a) ^	20,000	399,000
Choice Hotels International, Inc. ^	5,400	326,808
Churchill Downs, Inc. ^	5,824	220,730
Landry's Restaurants, Inc. ^	9,210	239,460
Marriott International, Inc. - Class A ^	3,910	245,352
Penn National Gaming, Inc. (a) ^	6,610	208,215
Starbucks Corp. (a) ^	5,400	267,408
Station Casinos, Inc. ^	6,600	425,898
Yum! Brands, Inc. ^	6,580	308,997
		3,249,080
Household Durables - 1.5% +
Fortune Brands, Inc. ^	2,610	220,754
Harman International Industries, Inc. ^	3,000	235,740
The Black & Decker Corp. ^	8,140	680,748
Tupperware Corp. ^	18,550	391,405
		1,528,647
Household Products - 1.1% +
Church & Dwight, Inc. ^	9,885	356,058
Clorox Co. ^	4,430	280,419
Energizer Holdings, Inc. (a) ^	3,660	208,510
Procter & Gamble Co. ^	4,340	235,011
		1,079,998
Insurance - 0.8% +
Brown & Brown, Inc. ^	6,600	288,750
Hartford Financial Services Group, Inc. ^	4,000	289,480
WR Berkley Corp. ^	6,795	220,837
		799,067
Internet Software & Services - 0.5% +
Ask Jeeves (a) ^	10,000	271,900
DoubleClick, Inc. (a) ^	5,000	40,200
Pec Solutions, Inc. (a) ^	1,500	22,995
VeriSign, Inc. (a) ^	5,510	145,795
		480,890
IT Services - 1.3% +
Alliance Data Systems Corp. (a) ^	6,600	266,640
Automatic Data Processing, Inc. ^	5,780	251,083
Cognizant Technology Solutions Corp. (a) ^	9,700	407,497
Global Payments, Inc. ^	4,590	297,248
SunGard Data Systems, Inc. (a) ^	3,000	100,200
		1,322,668
Leisure Equipment & Products - 0.5% +
Eastman Kodak Co. ^	6,350	158,750
Marvel Enterprises, Inc. (a) ^	14,810	290,276
		449,026
Machinery - 1.6% +
Glory Ltd. (a)(c) ^	3,762	72,294
ITT Industries, Inc. ^	1,500	135,690
Kennametal, Inc. ^	6,010	272,253
Oshkosh Truck Corp. ^	5,400	405,810
Paccar, Inc. ^	4,080	277,032
Thomas Industries, Inc. ^	11,000	434,170
		1,597,249
Media - 1.7% +
Cablevision Systems Corp. (a) ^	8,000	207,600
EchoStar Communications Corp. (a) ^	3,000	86,850
Fisher Communications, Inc. (a) ^	1,000	48,040
Insight Communications Co, Inc. (a) ^	2,000	22,420
Lin TV Corp. (a) ^	3,500	54,565
Media General, Inc. ^	2,200	134,816
Pulitzer, Inc. ^	12,000	763,800
XM Satellite Radio Holdings, Inc. - Class A (a) ^	10,400	288,496
Young Broadcasting, Inc. (a) ^	5,692	42,804
		1,649,391
Metals & Mining - 1.3% +
Algoma Steel, Inc. (a)(c) ^	16,890	369,891
Allegheny Technologies, Inc. ^	15,100	338,240
Consol Energy, Inc. ^	8,200	354,568
Peabody Energy Corp. ^	4,440	194,339
		1,257,038
Multiline Retail - 1.9% +
JC Penney Co. Inc. Holding Co. ^	6,420	304,372
Neiman Marcus Group, Inc. - Class A ^	1,000	98,320
Nordstrom, Inc. ^	6,600	335,478
Sears Holding Corp. (a) ^	6,304	852,553
ShopKo Stores, Inc. (a) ^	3,000	71,880
Target Corp. ^	5,150	239,012
		1,901,615
Oil & Gas - 1.5% +
Kaneb Services LLC ^	1,000	42,820
Patina Oil & Gas Corp. ^	3,000	115,200
Pioneer Natural Resources Co. ^	1,511	61,437
Premcor, Inc. ^	2,300	152,145
Ultra Petroleum Corp. (a)(c) ^	6,300	318,024
Unocal Corp. ^	9,548	520,844
XTO Energy, Inc. ^	9,600	289,632
		1,500,102
Paper & Forest Products - 0.1% +
Neenah Paper, Inc. ^	1,968	59,217

Personal Credit Institutions - 0.2% +
The First Marblehead Corp. (a) ^	5,800	223,474

Personal Products - 0.6% +
Avon Products, Inc. ^	7,100	284,568
The Gillette Co. ^	6,000	309,840
		594,408
Pharmaceuticals - 2.3% +
AstraZeneca Plc ADR	6,470	284,357
Eon Labs, Inc. (a) ^	12,000	358,560
IVAX Corp. (a) ^	16,030	302,967
Johnson & Johnson ^	4,340	297,854
Sepracor, Inc. (a) ^	9,990	598,601
Teva Pharmaceutical Industries, Ltd. ADR	13,330	416,429
		2,258,768
Radiotelephone Communications - 0.0% +
USA Mobility, Inc. (a) ^	777	23,263

Road & Rail - 1.2% +
Burlington Northern Santa Fe Corp. ^	5,240	252,830
JB Hunt Transport Services, Inc. ^	7,400	289,266
Laidlaw International, Inc. (a) ^	16,768	375,435
Yellow Roadway Corp. (a) ^	6,380	312,620
		1,230,151
Sawmills And Planing Mills, General - 0.0% +
Western Forest Products, Inc. (a)(c)	1,247	6,863

Security Brokers, Dealers And Flotation Companies - 0.0% +
Instinet Group, Inc. (a)	3,500	18,375

Semiconductor & Semiconductor Equipment - 0.6% +
Altera Corp. (a) ^	7,520	155,890
Marvell Technology Group Ltd. (a)(c) ^	6,040	202,219
MEMC Electronic Materials, Inc. (a)	10,270	120,467
Nvidia Corp. (a)	5,070	111,236
		589,812
Software - 2.5% +
Adobe Systems, Inc.	8,070	479,923
Ascential Software Corp. (a)	50,000	923,500
Aspen Technology, Inc. (a)	11,550	51,975
Autodesk, Inc.	17,610	560,526
Borland Software Corp. (a)	5,000	29,050
Concord Communications, Inc. (a)	1,000	16,450
Electronic Arts, Inc. (a) ^	5,000	266,950
Mercury Interactive Corp. (a)	4,660	192,598
		2,520,972
Specialty Retail - 3.3% +
Abercrombie & Fitch Co. - Class A	5,500	296,725
American Eagle Outfitters	14,970	392,513
Brookstone, Inc. (a)	1,000	19,770
Childrens Place (a)	9,460	352,007
CSK Auto Corp. (a)	1,000	15,510
Electronics Boutique Holdings Corp. (a)	1,000	55,730
Footstar, Inc. (a)	123,701	624,690
Lowe's Cos., Inc.	3,430	178,737
Men's Wearhouse, Inc. (a)	9,210	380,097
Staples, Inc.	14,700	280,329
Toys "R" Us, Inc. (a)	10,000	253,500
Urban Outfitters, Inc. (a)	9,700	429,710
		3,279,318
Steel Works, Blast Furnaces (including Coke Ovens) And Rolling - 0.5% +
Mittal Steel Co. N.V. ADR (a)	20,762	497,250

Textiles, Apparel & Luxury Goods - 1.1% +
Coach, Inc. (a)	14,800	396,640
Fossil, Inc. (a)	9,700	225,622
Nike, Inc.	5,770	443,194
		1,065,456
Telephone Communications, Except Radiotelephone - 0.0% +
Nextwave Tax Escrow Cert. (a)	7,300	12,775

Thrifts & Mortgage Finance - 0.2% +
Sovereign Bancorp, Inc.	10,810	222,362

Trading Companies & Distributors - 0.3% +
Fastenal Co.	4,600	246,376

Wireless Telecommunication Services - 0.7% +
Leap Wireless International, Inc. (a)	797	18,921
NII Holdings, Inc. (a)	6,700	335,469
United States Cellular Corp. (a)	8,000	369,600
		723,990
X-ray Apparatus And Tubes And Related Irradiation Apparatus - 0.0% +
Schick Technologies, Inc. (a)	1,000	17,510

TOTAL COMMON STOCKS (cost $56,388,018)		$58,263,657

INVESTMENT COMPANIES - 1.7% +
First Eagle Overseas Fund	32,590	720,899
Hussman Strategic Growth Fund (a)	61,842	964,109

TOTAL INVESTMENT COMPANIES (cost $1,554,700)		$1,685,008

PREFERRED STOCKS - 0.8% +
Crushed And Broken Limestone - 0.8% +
Oglebay Norton Co. (a)	50,234	781,139

TOTAL PREFERRED STOCKS (cost $612,196)		$781,139

WARRANTS - 0.2% +
Consulting Services - 0.2% +
Washington Group International, Inc. - Series A (a)	4,563	60,551
Washington Group International, Inc. - Series B (a)	7,843	75,685
Washington Group International, Inc. - Series C (a)	4,127	36,854
		173,090
Plumbing, Heating And Air-conditioning - 0.0% +
American Plumbing Warrants (a)	374	-

TOTAL WARRANTS (cost $94,170)		$173,090

CONVERTIBLE BONDS - 11.8% +
Advertising Agencies - 0.5% +
Lamar Advertising Co., 2.875%, due 12/31/2010 (e) ^	500,000	451,875

Aerospace & Defense - 0.3% +
AMR Corp., 4.500%, due 02/15/2024 (e) ^	500,000	340,625

Cable And Other Pay Television Services - 1.0% +
Liberty Media Corp., (Aquired 04/29/2004, Cost $565,525
0.750%, due 03/30/2023 (b)(e)	500,000	527,500
Liberty Media Corp., 3.500%, due 01/15/2031 (b)(e)	650,000	506,187
		1,033,687

Calculating And Accounting Machines, Except Electronic Computers - 0.5% +
Scientific Games Corp., (Aquired 12/07/2004, Cost $510,826)
0.750%, due 12/01/2024 (b)(e)	500,000	460,000

Communications Equipment - 0.2% +
Lucent Technologies, Inc., 2.750%, due 06/15/2025 (e) ^	250,000	246,875

Computer Storage Devices - 0.5% +
Maxtor Corp., 6.800%, due 04/30/2010 (e) ^	500,000	468,125

Construction & Engineering - 0.5% +
Quanta Services, Inc., 4.500%, due 10/01/2023 (e)^	500,000	498,750

Crude Petroleum And Natural Gas - 0.4% +
McMoRan Exploration Co., (Aquired 06/26/2003, Cost $300,023)
6.000%, due 07/02/2008 (b)(e)	300,000	438,750

Electronic Connectors - 0.6% +
Tyco International Group S.A., 3.125%, due 01/15/2023 (c)(e) ^	250,000	366,875
Tyco International Group S.A., 3.125%, due 01/15/2023 (c)(e) ^	150,000	220,125
		587,000

Electronic Equipment & Instruments - 0.4% +
Flir Sys, Inc., 3.000%, due 06/01/2023 (e) ^	300,000	408,000

Energy Equipment & Services - 0.6% +
Halliburton Co., 3.125%, due 07/15/2023 (e) ^	500,000	625,000

Health Care Equipment & Supplies - 0.5% +
Cytyc Corp., 2.250%, due 03/15/2024 (e) ^	500,000	504,375

Health Care Providers & Services - 0.6% +
Community Health Systems, Inc., 4.250%, due 10/15/2008 (e) ^	500,000	562,500

Heavy Construction Equipment Rental And Leasing - 0.5% +
United Rentals North Amer, Inc., 1.875%, due 10/15/2023 (e) ^	500,000	453,125

Internet Software & Services - 0.5% +
Akamai Technologies, Inc., 1.000%, due 12/15/2033 (e) ^	500,000	474,375

Metals & Mining - 0.5% +
Century Alum Co., 1.750%, due 08/01/2024 (e) ^	500,000	476,875

Multiline Retail - 0.5% +
Saks, Inc., 2.000%, due 03/15/2024 (e) ^	500,000	492,500

Pharmaceuticals - 0.5% +
Valeant Pharmaceuticals International, 4.000%, due 11/15/2013 (e) ^	500,000	458,750

Semiconductor & Semiconductor Equipment - 0.8% +
ASML Holding N.V. ADR, 5.750%, due 10/15/2006 ^	300,000	318,750
Cypress Semiconductor Corp., 1.250%, due 06/15/2008 (e) ^	500,000	514,375
		833,125

Semiconductors And Related Devices - 0.5% +
Agere Systems, Inc. 6.500%, due 12/15/2009 (e) ^	500,000	494,375

Specialty Retail - 0.5% +
Dicks Sporting Goods, Inc., 1.606%, due 02/18/2024 (e) ^	750,000	493,125

Steel Pipe And Tubes - 0.4% +
Maverick Tube Corp., (Aquired 6/03/2003, Cost $287,068)
4.000%, due 06/15/2033 (b)(e)	300,000	373,125

Textiles, Apparel & Luxury Goods - 0.5% +
Reebok International Ltd. Cvt., 2.000%, due 05/01/2024 (e) ^	500,000	515,000

TOTAL CONVERTIBLE BONDS (cost $12,302,093)		$11,689,937

CORPORATE BONDS - 7.0% +
Aerospace & Defense - 0.1% +
Ata Holdings Corp., 13.000%, due 02/01/2009 (d)(e)	125,000	53,437

Aluminum Sheet, Plate And Foil - 0.4% +
Ormet Corp. Bank Debt, (Aquired 09/28/2004, Cost $61,964)
0.000%, due 10/01/2050 (b)	134,000	77,720
Ormet Corp., (Aquired 10/27/2004, Cost $300,029)
11.000%, due 08/15/2008 (Default effective 01/30/2004)(b)(d)(e)	618,000	358,440
		436,160
Building Products - 0.2% +
Owens Corning, 7.000%, due 03/15/2009 (d)	150,000	114,000
Owens Corning, 7.500%, due 05/01/2005 (d)	150,000	116,625
		230,625
Diversified Financial Services - 0.1% +
Cit Group, Inc., 5.000%, due 02/01/2015 ^	100,000	98,989

Electric Services - 0.2% +
Mirant Corp., 7.900%, due 07/15/2009 (d)	284,000	220,100

Electric Utilities - 0.2% +
Txu Corp., (Aquired 02/24/2005, Cost $222,633)
6.550%, due 11/15/2034 (b)	220,000	216,633

Forestry - 0.3% +
Inland Fiber Group LLC, 9.625%, due 11/15/2007 (e) ^	703,000	333,925

Heavy Construction - 0.5% +
Morrison Knudsen, 11.000%, due 07/01/2010 (d)	7,045,000	475,538

Hotels And Motels - 0.2% +
MGM Mirage, 6.000%, due 10/01/2009 ^	200,000	197,250

Household Durables - 0.3% +
D.R. Horton, Inc., 6.125%, due 01/15/2014 ^	100,000	100,807
Kb Home, 5.875%, due 01/15/2015 ^	145,000	142,280
		243,087

Linoleum, Asphalted-felt-base And Other Hard Surface Floor - 0.3% +
Congoleum Corp., 8.625%, due 08/01/2008 (d)(e)	289,000	284,665

Media - 0.1% +
COX Communications, Inc., 4.625%, due 06/01/2013 ^	75,000	71,375

Medicinal Chemicals And Botanical Products - 0.1% +
Twin Laboratories, Inc., 10.250%, due 05/15/2006 (d)(e)	627,000	125,400

Mineral Wool - 0.2% +
Owens Corning, 7.700%, due 05/01/2008 (d)	285,000	218,381

Motor Vehicle Parts And Accessories - 1.3% +
Dana Corp., (Aquired 12/29/2004, Cost $1,005,826),
5.850%, due 01/15/2015 (b)	1,200,000	978,643
Federal Mogul Corp., 7.500%, due 01/15/2009 (d)	650,000	152,750
Federal Mogul Corp., 7.750%, due 07/01/2006 (d)	160,000	37,600
Federal Mogul Bank Debt, 4.150%, due 03/29/2050 ^	164,971	145,174
		1,314,167

Motor Vehicles And Passenger Car Bodies - 0.3% +
Ford Motor Credit Co., 6.875%, due 02/01/2006 ^	290,000	293,340

Personal Credit Institutions - 0.4% +
General Motors Acceptance Corp., 6.750%, due 01/15/2006 ^	290,000	292,146
General Motors Acceptance Corp., 6.875%, due 09/15/2011 ^	150,000	131,418
		423,564

Plastics Products - 0.3% +
Armstrong World Industries, Inc., 7.450%, due 05/15/2029 (d)	331,000	266,455

Plumbing, Heating And Air-conditioning - 0.9% +
American Plumbing & Mechanical, Inc.,
11.625%, due 10/15/2008 (d)(e)	2,628,000	367,920
American Plumbing & Mechanical, Inc. Bank Debt,
10.000%, due 10/31/2009 ^	360,002	342,001
Mirant Americas Generation LLC,
8.500%, due 10/01/2021 (b)(d)	129,000	133,193
		843,114
Primary Production Of Aluminum - 0.4% +
Kaiser Aluminum & Chemical, 9.875%, due 02/15/2002 (d)(e)	480,000	427,200

Sawmills And Planing Mills, General - 0.1% +
Western Forest Products, Inc., 15.000%, due 07/28/2009 (c)(e) ^	43,000	46,870

Thrifts & Mortgage Finance - 0.1% +
Washington Mutual, Inc., 4.625%, due 04/01/2014 ^	100,000	96,282

TOTAL CORPORATE BONDS (cost $6,669,705)		$6,916,558

FOREIGN GOVERNMENT NOTE/BONDS - 0.2% +
General Government, Not Elsewhere Classified - 0.2% +
Brazil Federative Rep, 7.875%, due 03/07/2015 (c) ^	200,000	193,000

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (cost $199,658)		$193,000

ASSET BACKED SECURITIES - 3.2% +
American Airlines, Inc., 6.817%, due 11/23/2012 ^	400,000	373,186
Asset Backed Securities Corp., 6.160%, due 10/25/2033 ^	200,000	186,880
Citigroup Mortgage Loan Trust, Inc., 5.100%, due 02/25/2035 ^	200,000	179,555
Continental Airlines, 7.487%, due 04/02/2012 ^	200,000	196,633
DVI Receivables Corp., 3.470%, due 09/12/2010 ^	1,057,787	978,453
Residential Asset Securities Corporation, 5.850%, due 03/25/2035 ^	500,000	461,562
Securitized Asset Rec., 6.100%, due 01/25/2035 ^	150,000	149,391
Structured Asset Sec., 5.350%, due 01/25/2035 ^	300,000	300,760
Structured Asset Sec., 5.350%, due 02/25/2035 ^	150,000	135,891
United AirLines, Inc., 6.201%, due 03/01/2010 ^	217,765	201,240

TOTAL ASSET BACKED SECURITIES (cost $3,126,429)		$3,163,551

MORTGAGE BACKED SECURITIES - 5.4% +
Fannie Mae Strip, 5.000%, due 03/01/2035 ^	4,943,776	1,194,461
Freddie Mac Strip, 5.000%, due 12/01/2034 ^	388,284	92,865
Freddie Mac Strip , 5.000%, due 02/15/2020 ^	295,453	62,197
Freddie Mac Strip , 5.000%, due 02/15/2020 ^	195,832	40,713
Freddie Mac Strip, 5.000%, due 04/15/2020 ^	200,000	42,344
First Franklin Mtg Loan, 6.350%, due 10/25/2034 ^	75,000	76,283
Fannie Mae Strip, 6.000%, due 03/01/2033 ^	2,221,624	433,426
Fannie Mae Strip, 5.000%, due 07/01/2033 ^	1,545,117	329,230
Fannie Mae Strip, 4.500%, due 10/01/2033 ^	364,140	82,210
Fannie Mae Strip, 5.500%, due 12/01/2033 ^	1,452,445	300,054
Fannie Mae Strip, 5.000%, due 07/25/2034 ^	893,024	210,004
Fannie Mae Strip, 5.500%, due 12/01/2034 ^	10,599,727	2,306,531
Fannie Mae Strip, 5.000%, due 01/01/2035 to 02/01/2035 ^	876,088	176,641
Fannie Mae Strip, 6.00%, due 12/01/2034 ^	274,885	50,296

TOTAL MORTGAGE BACKED SECURITIES (cost $5,955,528)		$5,397,255

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9% +
Ace Securities Corp., 6.100%, due 04/25/2035 ^	275,000	268,522
Asset Backed Funding Cert., 6.350%, due 03/25/2034 ^	550,000	531,166
Asset Backed Funding Corp., 4.600%, due 02/26/2035 ^	550,000	549,977
Asset Backed Security Corp., 5.330%, due 04/25/2035 ^	100,000	90,008
First Franklin Mtg Loan, 6.370%, due 05/25/2034 ^	150,000	141,495
First Franklin Mtg Loan, 6.120%, due 12/25/2034 ^	30,000	28,277
Fremont Nim Trust, 3.750%, due 01/25/2035 ^	165,532	165,179
Fremont Nim Trust, 4.500%, due 11/27/2034 ^	469,879	470,265
Indymac Manufactured Housing, 6.640%, due 12/25/2027 ^	373,843	371,803
Meritage Mortgage Loan Trust, 6.350%, due 01/25/2035 ^	100,000	99,994
Sharps Sp I LLC, 4.000%, due 01/25/2035 ^	202,801	202,092
Sharps Sp I LLC, 3.750%, due 12/25/2034 ^	119,179	118,703
Structured Asset Inv Loan Trst, 5.350%, due 04/25/2035 ^	370,000	339,475
Structured Adj Rate Mortgage, 4.750%, due 04/27/2035 ^	556,964	557,139

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,888,562)		$3,934,095

REPURCHASE AGREEMENTS - 10.6% +
Security Brokers, Dealers And Flotation Companies - 10.6% +
The Bear Stearns Companies, Inc.,
2.850%, dated 4/29/2005, due 5/02/2005,
repurchase price $10,565,599 (g) ^	10,563,090	10,563,090

TOTAL REPURCHASE AGREEMENTS (cost $10,563,090)		$10,563,090

SHORT TERM INVESTMENTS - 2.3% +
US Government Agency Issues - 2.3% +
Federal National Mortgage Association Discount Note,
1.500%, due 1/18/2006 ^	2,000,000	1,951,570
Fannie Mae, Discount Note, 2.000%, due 02/07/2006 ^	50,000	48,681
Fannie Mae, Discount Note, 2.210%, due 12/09/2005 ^	50,000	48,990
Fannie Mae, Discount Note, 2.500%, due 02/24/2006 ^	225,000	218,705
Fannie Mae, Discount Note, 3.000%, due 02/27/2006 ^	75,000	72,880

TOTAL SHORT TERM INVESTMENTS (cost $2,341,227)		$2,340,826

TOTAL INVESTMENTS (cost $103,695,376) - 105.7% +		$105,101,206

ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Denominated
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of April 30, 2005, bond is not callable.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
Schedule of Securities Sold Short - April 30, 2005 (Unaudited)
	Shares or
	Principal Amount	Value

99 Cents Only Stores (a)	19,710	$218,387
Adtran, Inc.	20,100	416,673
Agere Systems, Inc. (a)	15,100	17,667
AK Steel Holding Corp. (a)	18,848	136,648
Akamai Technologies, Inc. (a)	20,000	236,200
Allergan, Inc.	4,600	323,794
Allied Waste Industries, Inc. (a)	21,290	170,107
Alpharma Inc.	13,030	123,003
Amerco, Inc. (a)	1,789	82,187
American International Group, Inc.	1,247	63,410
Amkor Technology, Inc. (a)	10,244	33,088
AMN Healthcare Services, Inc. (a)	11,110	164,095
AMR Corp. (a)	13,000	136,110
Anheuser-Busch Companies, Inc.	6,680	313,092
Apollo Group, Inc. (a)	4,800	346,176
Applied Extrusion Technologies, Inc. - Class A (a)	1,714	32,480
Applied Extrusion Technologies, Inc. - Class B (a)	35	663
Applied Extrusion Technologies, Inc., 12.000%, due 03/15/2012 (a)
(proceeds $23,367)	$18,363	18,363
Apria Healthcare Group, Inc. (a)	8,069	242,877
Ask Jeeves (a)	12,600	342,594
ASML Holding N.V. ADR (a)(b)	6,000	86,940
Avery Dennison Corp.	5,700	298,395
Barr Pharmaceuticals, Inc. (a)	8,700	451,182
Baxter International, Inc.	10,750	398,825
BB&T Corp.	3,390	132,922
Beckman Coulter, Inc.	4,350	290,189
Bed Bath & Beyond, Inc. (a)	8,200	305,122
Best Buy Co., Inc.	5,400	271,836
Black Box Corp.	5,240	170,405
Bowater, Inc.	6,310	205,012
Brown-Forman Corp. - Class B	6,700	371,850
C&D Technologies, Inc.	19,382	136,255
Calpine Corp. (a)	2,900	5,191
Capital One Financial Corp.	3,090	219,050
Cardinal Health, Inc.	6,792	377,431
Century Aluminum Co. (a)(b)	10,000	233,000
Certegy, Inc.	9,000	327,870
Chico's FAS, Inc. (a)(b)	8,890	227,851
Cintas Corp.	13,310	513,633
Clear Channel Communications, Inc.	8,950	285,863
Collins & Aikman Products Co., 12.875%, due 08/15/2012 (c)(d)(e)
(proceeds $58,645)	$120,000	36,000
Columbia Sportswear Co.	5,590	240,370
Commerce Bancorp Inc.	11,200	313,488
Community Health Systems, Inc. (a)	8,000	291,600
Computer Associates International, Inc.	8,120	218,428
Cost Plus, Inc. (a)	12,990	301,238
Cross Country Healthcare, Inc. (a)	16,160	260,338
Cypress Semiconductor Corp. (a)	15,000	179,850
Cytyc Corp. (a)	7,000	149,170
Dean Foods Co. (a)	7,320	251,515
Delphi Corp.	18,692	61,684
DeVry, Inc. (a)	20,960	477,888
Dick's Sporting Goods, Inc. (a)	17,530	539,223
Digene Corp. (a)	7,930	151,067
Dover Corp.	3,070	111,625
Dow Jones & Co., Inc.	7,600	254,144
EchoStar Communications Corp. (a)	10,600	306,870
Electro Scientific Industries, Inc. (a)	8,500	140,505
Electronic Arts, Inc. (a)	4,250	226,908
Electronic Data Systems Corp.	15,820	306,117
Endo Pharmaceuticals Holdings, Inc. (a)	17,100	339,435
Family Dollar Stores, Inc.	20,070	541,489
Fannie Mae	3,520	189,904
Fedders Corp.	7,621	15,166
Fedders North America, Inc., 9.875%, due 03/01/2014
(proceeds $49,898)	$60,000	38,700
Federated Investors, Inc.	9,000	256,050
Fifth Third Bancorp	5,240	227,940
Flir Systems, Inc. (a)	9,700	258,020
Foamex Intl, Inc. (a)	3,022	5,772
Forest Laboratories, Inc. (a)	5,800	206,944
Foundry Networks, Inc. (a)	16,370	137,508
Freeport-McMoRan Copper & Gold, Inc.	6,400	221,824
Fresh Del Monte Produce, Inc. (b)	9,900	286,110
General Motors Corp.	2,293	61,177
Gentex Corp.	20,230	656,666
Greater Bay Bancorp	4,800	120,768
GTECH Holdings Corp.	15,100	369,497
H&R Block, Inc.	6,700	333,727
Halliburton Co.	8,500	353,515
Hancock Fabrics Inc.	20,474	121,206
Hillenbrand Industries, Inc.	5,800	320,276
H.J. Heinz Co.	8,000	294,800
Honeywell International, Inc.	5,880	210,269
Hudson City Bancorp, Inc.	8,700	288,579
Hudson United Bancorp	10,100	346,026
ICOS Corp. (a)	18,040	406,982
IDT Corp. (a)	19,200	269,952
IMS Health, Inc.	10,900	261,382
Integrated Circuit Systems, Inc. (a)	13,500	246,645
International Game Technology	9,700	260,833
Intuit, Inc. (a)	7,600	306,280
Iron Mountain, Inc. (a)	5,370	159,489
iShares Lehman 20+ Year Treasury Bond Fund	10,694	988,554
iShares Russell 2000 Index Fund	308	35,494
iShares S&P 500 Index Fund/US	3,573	413,396
Ishares Tr	1,659	150,637
Janus Capital Group, Inc.	21,670	281,493
JetBlue Airways Corp. (a)	28,800	577,440
Kelly Services, Inc.	5,600	147,056
KLA-Tencor Corp.	6,800	265,336
Knight-Ridder, Inc.	4,800	310,560
Kohl's Corp. (a)	10,930	520,268
Kraft Foods, Inc.	11,210	363,316
Lamar Advertising Co. (a)	5,800	216,804
Laserscope (a)	2,209	69,981
Lear Corp.	3,000	101,670
Lincare Holdings, Inc. (a)	5,490	234,313
Linear Technology Corp.	14,880	531,811
Lucent Technologies, Inc. (a)	24,000	58,320
Maverick Tube Corp. (a)	6,000	174,540
Maxim Integrated Products, Inc.	6,100	228,140
Maxtor Corp. (a)	10,000	48,500
Maytag Corp.	15,000	145,350
McMoRan Exploration Co. (a)	14,000	252,280
Mercantile Bankshares Corp.	3,960	201,208
Mohawk Industries, Inc. (a)	4,040	314,352
Motorola, Inc.	8,600	131,924
Mylan Laboratories	35,250	581,625
Nasdaq-100 Index Tracking Stock	2,013	70,435
National Instruments Corp.	10,360	223,154
Navistar International Corp. (a)	8,700	256,911
NBTY, Inc. (a)	11,510	245,393
Neurocrine Biosciences, Inc. (a)	6,700	234,232
New York Times Co.	7,600	253,536
Newell Rubbermaid, Inc.	13,500	293,355
Nextel Communications, Inc. (a)	7,330	205,167
Northwest Airlines Corp. (a)	10,204	52,857
NVR, Inc. (a)	510	366,359
Office Depot, Inc. (a)	12,180	238,484
Outback Steakhouse, Inc.	5,880	237,552
Paychex, Inc.	16,580	507,348
Pegasus Communications Corp. (a)	1,629	14,205
Pepsi Bottling Group, Inc.	11,800	338,306
Performance Food Group Co. (a)	8,500	228,565
Petsmart, Inc.	8,920	237,718
Pier 1 Imports, Inc.	18,340	266,297
Pitney Bowes, Inc.	6,700	299,624
Quanta Services, Inc. (a)	20,000	159,600
Qwest Communications International (a)	38,597	132,002
RadioShack Corp.	11,000	274,670
Reebok International Ltd.	4,700	190,867
Regions Financial Corp.	8,230	275,623
Reinsurance Group Of America	5,310	237,463
Research In Motion Ltd. (a)(b)	4,600	296,286
Ross Stores, Inc.	12,500	334,000
Ruby Tuesday, Inc.	13,500	303,750
Saks, Inc. (a)	16,000	272,640
Sara Lee Corp.	14,040	300,316
Schering-Plough Corp.	20,310	423,870
Scientific Games Corp. - Class A (a)	7,000	150,290
Sealed Air Corp. (a)	6,100	295,484
Snap-On, Inc.	7,030	233,185
Southwest Airlines Co.	13,920	207,130
Sunrise Senior Living, Inc. (a)	4,030	206,497
TCF Financial Corp.	5,000	126,450
Techne Corp. (a)	8,200	342,596
The Cheesecake Factory (a)	8,760	268,844
The E.W. Scripps Company	7,300	371,789
The Goodyear Tire & Rubber Co. (a)	5,004	59,397
The Kroger Co. (a)	22,870	360,660
The Reynolds & Reynolds Co.	12,400	326,988
The Talbots, Inc.	12,000	306,600
Tiffany & Co.	9,000	271,350
Time Warner, Inc. (a)	14,000	235,340
Transatlantic Holdings, Inc.	5,880	337,865
Triumph Group, Inc. (a)	8,280	257,756
Tyco International Ltd. (b)	15,100	472,781
U.S. Long-Term Treasury Bond	$3,000	344,531
Union Pacific Corp.	4,180	267,227
United Rentals, Inc. (a)	11,000	202,290
United Technologies Corp.	1,740	176,993
Valeant Pharmaceuticals International	18,700	388,025
Visteon Corp. (a)	14,300	50,050
Waddell & Reed Financial, Inc.	15,100	262,891
Weight Watchers International, Inc. (a)	16,630	694,302
Wendy's International, Inc.	5,240	224,953
Weyerhaeuser Co.	3,890	266,893
Whirlpool Corp.	4,600	285,476
Willis Group Holdings Ltd. (b)	7,770	259,906
Winn Dixie Stores, Inc., 8.875%, due 04/01/2008 (c)
(proceeds $85,195)	$150,000	75,000
Xilinx, Inc.	9,090	244,885

TOTAL SECURITIES SOLD SHORT (proceeds $47,664,184)		$45,346,772

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
Schedule of Futures and Swap Contracts - April 30, 2005 (Unaudited)
		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

U.S. Treasury 2-Year Note Futures Contract, Expiring June 2005 (a)
(Underlying Face Amount at Market Value $12,046,781)	58	$22,891

U.S. Treasury 5-Year Note Futures Contract, Expiring June 2005 (a)
(Underlying Face Amount at Market Value $9,110,063)	84	59,336

TOTAL SHORT FUTURE CONTRACTS		$82,227

		Unrealized
		Appreciation/
SHORT SWAP CONTRACTS	Contracts	(Depreciation)

CDS DJ Swap (a)
(Underlying Face Amount at Market Value $1,927,882)	2,000,000	$(32,118)

CDS DJ Swap (a)
(Underlying Face Amount at Market Value $1,871,200)	2,000,000	(66,300)

Daimler Chrysler Swap (a)
(Underlying Face Amount at Market Value $2,021,442)	2,000,000	21,442

Dana Corp. Swap (a)
(Underlying Face Amount at Market Value $987,928)	1,000,000	(12,072)

Ford Motor Credit Company Swap (a)
(Underlying Face Amount at Market Value $928,210)	1,000,000	(71,790)

Lehman Swap (a)
(Underlying Face Amount at Market Value $9,990,465)	10,000,000	(9,535)

Nordstrom, Inc. Swap (a)
(Underlying Face Amount at Market Value $1,000,922)	1,000,000	922

TOTAL SHORT SWAP CONTRACTS		$(169,451)

ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Denominated
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of April 30, 2005, bond is not callable.
(e) Restricted

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Alternative Strategies Funds

By (Signature and Title)  /s/ Lee Schultheis
Lee Schultheis, President

Date 6/29/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Lee Schultheis
Lee Schultheis, President

Date 6/29/2005

By (Signature and Title)* /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date 6/29/2005